INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Schedule Of Inventories

	December 31,
	2025	2024
Raw materials	$1,638	$1,447
Work in process	1,203	1,153
Finished products	3,321	3,284
Total Inventories[1]	$6,162	$5,884

1
As of December 31, 2025 and 2024, Total Inventories excludes $394 million and $197 million, respectively, that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.